Finance Receivables	12 Months Ended
Dec. 31, 2012
Finance Receivables
Finance Receivables

Note 6. Finance Receivables

Assets representing rights to receive money on demand or at fixed or determinable dates are referred to as finance receivables. Our finance receivable portfolios consist of our Net investments in direct financing leases and deferred acquisition fees. Operating leases are not included in finance receivables as such amounts are not recognized as an asset in the consolidated balance sheets.

Net Investment in Direct Financing Leases

Net investment in direct financing leases is summarized as follows (in thousands):

	December 31,
	2012	2011
Minimum lease payments receivable	$430,514	$29,986
Unguaranteed residual value	375,706	57,218
	806,220	87,204
Less: unearned income	(430,215)	(29,204)
	$376,005	$58,000

During 2012, we sold our net investment in a direct financing lease for $2.0 million, net of selling costs, and recognized a net loss on sale of $0.2 million. In connection with the Merger in September 2012, we acquired 15 direct financing leases with a total fair value of $315.8 million (Note 3). During the years ended December 31, 2012 and 2011, in connection with our annual reviews of the estimated residual values of our properties, we recorded no impairment charges related to direct financing leases. We recorded $1.1 million in impairment charges related to several direct financing leases in 2010. Impairment charges related primarily to other-than-temporary declines in the estimated residual values of the underlying properties due to market conditions (Note 11). In the fourth quarter of 2011, we also recorded $1.6 million in connection with an out-of-period adjustment (Note 2). At December 31, 2012 and 2011, Other assets, net included $0.2 million and less than $0.1 million, respectively, of accounts receivable related to amounts billed under these direct financing leases.

During 2011, we reclassified $17.6 million out of Net investments in direct financing leases in connection with an out-of-period adjustment (Note 2).

Scheduled future minimum rents, which are inclusive of those properties in continuing and discontinuing operations, exclusive of renewals and expenses paid by tenants, percentage of sales rents and future CPI-based adjustments, under non-cancelable direct financing leases at December 31, 2012 are as follows (in thousands):

Years Ending December 31,	Total
2013	$34,573
2014	32,277
2015	31,968
2016	30,150
2017	29,707
Thereafter	271,839
Total	$430,514

Deferred Acquisition Fees Receivable

As described in Note 4, we earn revenue in connection with structuring and negotiating investments and related mortgage financing for the Managed REITs. A portion of this revenue is due in equal annual installments ranging from three to four years, provided the Managed REITs meet their respective performance criteria. Unpaid deferred installments, including accrued interest, from all of the Managed REITs were included in Due from affiliates in the consolidated financial statements.

Credit Quality of Finance Receivables

We generally seek investments in facilities that we believe are critical to a tenant's business and that we believe have a low risk of tenant defaults. At both December 31, 2012 and 2011, none of our finance receivables were past due and we had not established any allowances for credit losses. As discussed above, we acquired 15 direct financing leases with a total fair value of $315.8 million from CPA®:15 in connection with the Merger (Note 3). There were no modifications of finance receivables for either of the years ended December 31, 2012 or 2011. We evaluate the credit quality of our tenant receivables utilizing an internal 5-point credit rating scale, with 1 representing the highest credit quality and 5 representing the lowest. The credit quality evaluation of our tenant receivables was last updated in the fourth quarter of 2012. We believe the credit quality of our deferred acquisition fees receivable falls under category 1, as the CPA® REITs are expected to have the available cash to make such payments.

A summary of our finance receivables by internal credit quality rating is as follows (dollars in thousands):

	Number of Tenants at		Net Investments in Direct Financing Leases at
Internal Credit Quality Indicator	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
1	3	8	$46,398	$46,694
2	4	2	49,764	11,306
3	8	-	257,281	-
4	4	-	22,562	-
5	-	-	-	-
			$376,005	$58,000